Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	THE ADVISORS’ INNER CIRCLE FUND III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2022
PENN MUTUAL AM STRATEGIC INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

Penn Mutual AM Strategic Income Fund (the “Fund”)

Supplement dated December 30, 2022

to the Fund’s Prospectus, dated May 1, 2022

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

It is expected that the Fund’s current performance benchmark, the ICE BofA 3-Month USD LIBOR Index, will be discontinued beginning on or around June 30, 2023 in connection with the discontinuation of the London Interbank Offered Rate. Effective January 1, 2023 (the “Effective Date”), the Fund’s benchmark therefore will change to the ICE BofA 3-Month U.S. Treasury Bill Index. Accordingly, as of the Effective Date, the Prospectus is hereby amended and supplemented as follows:

1.	In the “Performance Information” section of the Prospectus, the “Average Annual Total Returns” table is deleted and replaced with the following:

PENN MUTUAL AM STRATEGIC INCOME FUND | ICE BofA 3-month U.S. Treasury Bill Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.05%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.15%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2018	[1]
PENN MUTUAL AM STRATEGIC INCOME FUND | ICE BofA 3-month USD LIBOR Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.16%
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2018
PENN MUTUAL AM STRATEGIC INCOME FUND | I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2018
PENN MUTUAL AM STRATEGIC INCOME FUND | I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2018
PENN MUTUAL AM STRATEGIC INCOME FUND | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2018

[1]	On January 1, 2023, the Fund’s benchmark changed from the ICE BofA 3-Month USD LIBOR Index to the ICE BofA 3-Month U.S. Treasury Bill Index because the Adviser believes that it is appropriate to transition the Fund to a new benchmark in light of the anticipated phase out of the London Interbank Offered Rate and that the ICE BofA 3-Month U.S. Treasury Bill Index is an appropriate benchmark for the Fund.